UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-09105

New World Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: July 31, 2011

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Mark D. Perlow
K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, California  94111
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

New World Fund®
Investment portfolio

July 31, 2011
unaudited

Common stocks — 82.35%	Shares	Value (000)

FINANCIALS — 11.74%
PT Bank Rakyat Indonesia (Persero) Tbk	220,145,600	$178,654
Kasikornbank PCL	18,212,497	86,712
Kasikornbank PCL, nonvoting depository receipt	15,532,503	73,431
Itaú Unibanco Holding SA, preferred nominative	5,768,059	116,934
Itaú Unibanco Holding SA, preferred nominative (ADR)	2,015,623	41,058
Banco Bilbao Vizcaya Argentaria, SA	12,324,727	130,146
Agricultural Bank of China, Class H	226,124,000	122,727
Itaúsa – Investimentos Itaú SA, preferred nominative	17,550,028	117,917
Prudential PLC	8,774,326	99,378
Industrial and Commercial Bank of China Ltd., Class H	122,130,195	92,925
Ping An Insurance (Group) Co. of China, Ltd., Class H	8,710,000	84,767
China Life Insurance Co. Ltd., Class H	24,745,000	82,549
Sberbank of Russia (ADR)	5,420,000	81,029
Housing Development Finance Corp. Ltd.	5,001,090	77,976
ICICI Bank Ltd.	3,280,000	76,953
First Pacific Co. Ltd.	62,619,200	63,071
Bank of the Philippine Islands	41,870,809	59,319
Banco Santander (Brasil) SA, units	4,845,565	45,523
Banco Santander (Brasil) SA, units (ADR)	1,090,565	10,120
Metro Pacific Investments Corp.	621,260,800	53,222
HDFC Bank Ltd.	4,700,000	51,775
Kotak Mahindra Bank Ltd.	4,904,301	49,393
DLF Ltd.	9,083,801	47,485
Banco Bradesco SA, preferred nominative	2,460,099	46,796
Banco Santander, SA	4,330,990	45,585
CIMB Group Holdings Bhd.	14,000,000	39,009
China Construction Bank Corp., Class H	47,834,350	38,544
Türkiye Garanti Bankasi AS	8,559,582	37,798
SM Prime Holdings, Inc.	131,365,152	35,974
Bank of China Ltd., Class H	77,099,000	35,514
Longfor Properties Co. Ltd.	20,814,000	32,047
Sun Hung Kai Properties Ltd.	1,983,000	30,176
Erste Bank der oesterreichischen Sparkassen AG	604,850	29,019
Grupo Financiero Banorte, SAB de CV, Series O	6,560,000	28,666
ACE Ltd.	425,000	28,465
Standard Chartered PLC	1,025,000	26,213
OJSC NOMOS Bank (GDR)1,2	1,400,000	25,830
PT Bank Central Asia Tbk	24,140,000	23,565
Türkiye Is Bankasi AS, Class C	8,077,433	23,190
Sino Land Co. Ltd.	12,858,829	21,812
Royal Bank of Scotland Group PLC2	37,000,000	21,676
Bank Pekao SA	280,000	16,031
BankMuscat (SAOG) (GDR)3	2,006,630	15,177
CapitaMalls Asia Ltd.	11,825,000	14,093
Bangkok Bank PCL, nonvoting depository receipt	1,810,000	10,560
Kerry Properties Ltd.	2,104,678	10,208
Ayala Land, Inc.	25,000,000	9,979
Commercial Bank of Qatar QSC (GDR)1,3	1,875,000	7,621
Commercial Bank of Qatar QSC (GDR)3	400,000	1,626
China Taiping Insurance Holdings Co. Ltd.2	2,730,000	6,284
C C Land Holdings Ltd.	13,336,000	5,014
		2,509,536

CONSUMER STAPLES — 11.10%
Nestlé SA	4,252,100	271,480
OJSC Magnit (GDR)1	3,095,500	95,496
OJSC Magnit (GDR)	3,040,300	93,793
Anheuser-Busch InBev NV	2,847,592	164,487
Wilmar International Ltd.	25,342,000	123,963
Shoprite Holdings Ltd.	7,925,000	123,340
United Spirits Ltd.	5,209,930	120,811
Pernod Ricard SA	1,039,573	103,249
British American Tobacco PLC	1,975,000	91,437
China Yurun Food Group Ltd.	28,994,000	91,144
SABMiller PLC	1,926,000	72,239
Olam International Ltd.	30,945,897	67,849
Olam International Ltd.1	1,461,599	3,205
Wal-Mart de México, SAB de CV, Series V (ADR)	1,940,000	53,369
Wal-Mart de México, SAB de CV, Series V	3,874,000	10,687
Danone SA	816,065	58,396
PepsiCo, Inc.	910,700	58,321
United Breweries Ltd.	5,131,864	58,287
Tesco PLC	8,937,163	56,252
Coca-Cola Icecek AS, Class C	3,853,750	55,433
Coca-Cola Co.	805,000	54,748
Grupo Nutresa SA	3,864,997	48,259
M. Dias Branco SA, ordinary nominative	1,855,000	46,062
IOI Corp. Bhd.	24,906,666	43,217
Grupo Modelo, SAB de CV, Series C	6,510,000	40,162
X5 Retail Group NV (GDR)1,2	800,000	33,416
X5 Retail Group NV (GDR)2	160,000	6,683
L’Oréal SA	325,000	39,232
Tingyi (Cayman Islands) Holding Corp.	11,358,000	35,267
Cia. de Bebidas das Américas – AmBev, preferred nominative (ADR)	1,150,000	34,523
Procter & Gamble Co.	513,000	31,544
Nestlé India Ltd.	316,700	31,248
Unilever NV, depository receipts	950,000	30,919
Avon Products, Inc.	1,150,000	30,164
Kimberly-Clark de México, SAB de CV, Class A	4,000,000	25,014
Grupo Comercial Chedraui, SAB de CV, Class B	8,152,700	24,763
METRO AG	287,752	15,933
China Resources Enterprise, Ltd.	3,020,000	13,117
Japan Tobacco Inc.	2,665	12,116
Colgate-Palmolive Co.	45,000	3,797
		2,373,422

CONSUMER DISCRETIONARY — 10.88%
Hankook Tire Co., Ltd.	3,865,000	157,269
Truworths International Ltd.	12,103,000	131,081
Honda Motor Co., Ltd.	3,055,000	122,224
Swatch Group Ltd, non-registered shares	120,450	65,532
Swatch Group Ltd	568,022	53,010
Naspers Ltd., Class N	2,204,800	118,174
Toyota Motor Corp.	2,758,000	113,028
PT Astra International Tbk	12,082,000	100,180
Hyundai Mobis Co., Ltd.	270,000	97,316
Bayerische Motoren Werke AG	962,000	96,512
Kia Motors Corp.	1,275,000	93,602
Modern Times Group MTG AB, Class B	1,267,000	86,213
Golden Eagle Retail Group Ltd.	34,730,000	85,825
Hyundai Motor Co.	371,000	82,695
Melco Crown Entertainment Ltd. (ADR)2	5,322,000	80,522
Ctrip.com International, Ltd. (ADR)2	1,723,000	79,430
Wynn Macau, Ltd.	21,328,400	74,435
Parkson Holdings Bhd.	36,539,983	71,652
McDonald’s Corp.	800,000	69,184
Li & Fung Ltd.	38,683,800	64,326
Hero MotoCorp Ltd.	1,481,394	59,842
Daimler AG	770,000	56,051
Nikon Corp.	1,976,900	46,530
Dongfeng Motor Group Co., Ltd., Class H	21,435,000	42,409
Shangri-La Asia Ltd.	14,440,000	37,241
REXLot Holdings Ltd.	388,304,500	31,886
GOME Electrical Appliances Holding Ltd.	58,950,000	27,835
Desarrolladora Homex, SA de CV (ADR)2	1,060,000	27,825
LG Electronics Inc., nonvoting preferred	858,000	24,089
LG Electronics Inc.	42,500	3,241
Techtronic Industries Co. Ltd.	23,902,000	24,964
Nissan Motor Co., Ltd.	2,300,000	24,558
Intercontinental Hotels Group PLC	830,000	16,458
TVN SA	2,500,000	15,185
CFAO	335,000	14,364
Maruti Suzuki India Ltd.	466,000	12,725
Sands China Ltd.2	3,610,000	10,862
Central European Media Enterprises Ltd., Class A2	390,000	7,457
		2,325,732

INDUSTRIALS — 7.60%
Schneider Electric SA	906,841	131,803
International Container Terminal Services, Inc.	96,994,000	125,443
Cummins Inc.	832,000	87,260
Siemens AG	672,200	86,331
Legrand SA	2,167,830	84,462
AirAsia Bhd.	61,310,000	81,182
Jardine Matheson Holdings Ltd.	1,195,000	68,485
Intertek Group PLC	1,940,500	60,997
Outotec Oyj	1,210,000	59,688
CCR SA, ordinary nominative	1,970,000	59,309
Tata Motors Ltd.	2,500,000	53,638
Bureau Veritas SA	646,268	52,839
United Technologies Corp.	607,000	50,284
Atlas Copco AB, Class A	1,464,500	34,707
Atlas Copco AB, Class B	723,000	15,273
SGS SA	23,101	45,083
Johnson Electric Holdings Ltd.	73,912,000	43,529
Container Corp. of India Ltd.	1,674,253	41,519
Cebu Air, Inc.	20,046,500	40,055
Kühne + Nagel International AG	268,000	37,593
Aggreko PLC	1,145,982	36,361
Komatsu Ltd.	1,006,500	31,469
SM Investments Corp.	2,239,446	28,857
Vestas Wind Systems A/S2	1,198,617	26,492
Koc Holding AS, Class B	5,383,000	22,560
Prysmian SpA	1,176,622	21,827
Hutchison Port Holdings Trust1,2	26,698,000	20,290
Hutchison Port Holdings Trust2	1,400,000	1,064
Enka Insaat ve Sanayi AS	7,708,332	21,126
KBR, Inc.	562,601	20,057
Murray & Roberts Holdings Ltd.	4,200,000	19,357
Samsung Engineering Co., Ltd.	62,000	15,290
Daelim Industrial Co., Ltd.	105,916	12,658
Suzlon Energy Ltd.2	10,300,000	12,214
KONE Oyj, Class B	209,900	12,185
PT Bakrie & Brothers Tbk2	1,349,447,600	10,951
Kubota Corp.	1,193,000	10,894
COSCO Pacific Ltd.	5,800,000	9,421
Dalian Port (PDA) Co. Ltd., Class H	28,192,000	8,645
China Railway Construction Corp. Ltd., Class H	14,057,500	8,622
Daikin Industries, Ltd.	225,000	8,005
Beijing Enterprises Holdings Ltd.	1,300,000	6,564
		1,624,389

MATERIALS — 7.28%
Linde AG	859,809	154,432
Holcim Ltd2	1,605,767	110,581
PT Semen Gresik (Persero) Tbk	87,146,500	96,858
PT Indocement Tunggal Prakarsa Tbk	40,248,100	73,135
Celanese Corp., Series A	1,196,000	65,935
ArcelorMittal	2,060,000	64,543
Israel Chemicals Ltd.	3,750,000	63,564
K+S AG	785,000	62,907
Givaudan SA	55,362	60,740
Yara International ASA	955,000	54,736
African Minerals Ltd.1,2	3,486,800	35,456
African Minerals Ltd.2	1,601,202	16,282
Nitto Denko Corp.	1,065,000	51,462
Ambuja Cements Ltd.	17,006,672	49,781
Orica Ltd.	1,715,000	48,440
Sigma-Aldrich Corp.	710,000	47,641
Potash Corp. of Saskatchewan Inc.	765,000	44,225
Northam Platinum Ltd.	7,880,000	43,804
Wacker Chemie AG	228,000	43,310
Aquarius Platinum Ltd.	9,230,000	42,893
BHP Billiton PLC	1,092,288	40,753
Impala Platinum Holdings Ltd.	1,359,083	34,857
Fibria Celulose SA, ordinary nominative (ADR)	2,566,500	30,695
Sinofert Holdings Ltd.	80,800,000	30,584
Vale SA, Class A, preferred nominative	1,032,000	30,351
Akzo Nobel NV	480,000	29,444
China Shanshui Cement Group Ltd.	23,613,000	28,631
Anhui Conch Cement Co. Ltd., Class H	3,900,000	18,265
Petropavlovsk PLC	1,276,440	16,751
Duratex SA, ordinary nominative	1,970,400	14,675
First Quantum Minerals Ltd.	97,200	13,475
Sika AG, non-registered shares	4,850	11,376
ACC Ltd.	490,000	11,217
OCI Co. Ltd.	19,540	7,543
Vedanta Resources PLC	246,518	7,162
		1,556,504

TELECOMMUNICATION SERVICES — 6.86%
América Móvil, SAB de CV, Series L (ADR)	17,219,348	444,259
América Móvil, SAB de CV, Series L	16,880,000	21,745
MTN Group Ltd.	10,706,491	232,137
SOFTBANK CORP.	4,095,200	160,116
Turkcell Iletisim Hizmetleri AS2	29,865,000	154,863
Millicom International Cellular SA (SDR)	1,076,800	129,393
PT XL Axiata Tbk	134,598,165	91,025
China Telecom Corp. Ltd., Class H	77,532,000	50,536
China Communications Services Corp. Ltd., Class H	79,806,000	40,344
Bharti Airtel Ltd.	3,862,600	38,219
Telekomunikacja Polska SA	5,000,200	31,341
Philippine Long Distance Telephone Co.	392,640	22,362
Philippine Long Distance Telephone Co. (ADR)	141,500	8,009
Telefónica, SA	940,000	21,003
OJSC Mobile TeleSystems (ADR)	510,000	9,578
Telekom Austria AG, non-registered shares	462,771	5,673
China Mobile Ltd.	515,000	5,124
		1,465,727

HEALTH CARE — 6.64%
JSC Pharmstandard (GDR)2,4	7,720,618	179,118
JSC Pharmstandard (GDR),1,2,4	392,700	9,111
Novo Nordisk A/S, Class B	1,436,600	175,944
Amil Participações SA, ordinary nominative	14,633,090	167,009
Teva Pharmaceutical Industries Ltd. (ADR)	3,084,000	143,838
Cochlear Ltd.	1,390,000	108,222
Baxter International Inc.	1,812,000	105,404
Hikma Pharmaceuticals PLC	8,053,080	90,284
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	58,360,000	79,823
Bayer AG	840,500	67,548
Krka, dd, Novo mesto	755,000	65,536
Grifols, SA2	2,885,547	63,209
Novartis AG	955,000	58,849
Richter Gedeon Nyrt	236,600	47,275
Sinopharm Group Co. Ltd., Class H	14,704,025	42,827
Essilor International	205,000	16,469
		1,420,466

INFORMATION TECHNOLOGY — 6.62%
Samsung Electronics Co. Ltd.	236,262	189,135
Kingboard Chemical Holdings Ltd.	31,659,132	150,501
Mail.ru Group Ltd. (GDR)2	3,882,573	138,685
HTC Corp.	3,978,686	118,386
NetEase.com, Inc. (ADR)2	1,795,064	90,687
Google Inc., Class A2	145,800	88,018
Infosys Technologies Ltd.	1,318,500	82,825
Cielo SA, ordinary nominative	2,592,411	72,046
Tencent Holdings Ltd.	2,686,000	69,892
Taiwan Semiconductor Manufacturing Co. Ltd.	20,250,000	50,563
HOYA Corp.	2,039,800	49,627
Oracle Corp.	1,500,000	45,870
Corning Inc.	2,575,000	40,968
Avago Technologies Ltd.	1,109,000	37,296
Yahoo! Inc.2	2,213,000	28,990
Redecard SA, ordinary nominative	1,617,600	27,849
LG Display Co., Ltd.	1,075,000	27,683
Wistron Corp.2	12,181,734	20,489
Spectris PLC	647,000	16,674
MediaTek Inc.	1,842,403	16,516
Halma PLC	2,225,000	14,792
Kingboard Laminates Holdings Ltd.	21,048,606	12,612
Applied Materials, Inc.	790,000	9,733
Murata Manufacturing Co., Ltd.	139,800	9,098
Nokia Corp.	608,200	3,545
Nokia Corp. (ADR)	289,300	1,678
		1,414,158

ENERGY — 6.05%
InterOil Corp.2,4	2,465,375	154,333
OAO Gazprom (ADR)	8,142,000	117,163
Royal Dutch Shell PLC, Class B	3,140,000	115,427
Oil Search Ltd.	14,450,000	108,425
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	1,846,900	62,739
Petróleo Brasileiro SA – Petrobras, preferred nominative (ADR)	200,000	6,146
Heritage Oil Ltd.4	15,788,874	66,943
Saipem SpA, Class S	995,000	52,013
Cairn India Ltd.2	7,247,000	50,560
Essar Energy PLC2	7,687,500	45,490
Pacific Rubiales Energy Corp.	1,566,000	45,040
Tenaris SA (ADR)	930,000	41,106
TOTAL SA	598,000	32,463
TOTAL SA (ADR)	155,000	8,381
Noble Energy, Inc.	400,000	39,872
China National Offshore Oil Corp.	17,636,000	39,419
Woodside Petroleum Ltd.	879,000	37,033
Nexen Inc.	1,521,376	35,493
INPEX CORP.	4,365	33,963
Eurasia Drilling Co. Ltd. (GDR)1	881,200	25,996
Eurasia Drilling Co. Ltd. (GDR)	234,772	6,926
Cobalt International Energy, Inc.2	2,300,000	28,336
Sasol Ltd.	440,000	22,115
BP PLC	2,480,000	18,766
Chevron Corp.	175,500	18,255
Türkiye Petrol Rafinerileri AS	670,000	16,300
ConocoPhillips	217,800	15,680
Gran Tierra Energy Inc.2	2,000,000	13,900
OAO TMK (GDR)1	692,815	12,207
Reliance Industries Ltd.	627,000	11,748
Eni SpA	472,000	10,295
		1,292,533

UTILITIES — 2.69%
Power Grid Corp. of India Ltd.
Power Grid Corp. of India Ltd.	47,664,835	113,365
PT Perusahaan Gas Negara (Persero) Tbk	182,157,000	85,160
GAIL (India) Ltd.	7,767,200	81,047
Cia. Energética de Minas Gerais – CEMIG, preferred nominative	3,074,174	58,774
Cia. Energética de Minas Gerais – CEMIG, preferred nominative (ADR)	534,400	10,314
ENN Energy Holdings Ltd.	14,360,000	48,458
International Power PLC	9,080,000	45,562
Cheung Kong Infrastructure Holdings Ltd.	7,480,000	43,092
PGE Polska Grupa Energetyczna SA	4,082,000	34,051
CLP Holdings Ltd.	3,125,000	28,869
Cia. de Saneamento Básico do Estado de São Paulo - SABESP, ordinary nominative	618,000	18,450
NTPC Ltd.	2,071,532	8,255
		575,397

MISCELLANEOUS — 4.89%
Other common stocks in initial period of acquisition		1,044,205

Total common stocks (cost: $12,839,274,000)		17,602,069

Warrants — 0.01%	Shares

INFORMATION TECHNOLOGY — 0.01%
Kingboard Chemical Holdings Ltd., warrants, expire 20122	3,528,784	1,720

Total warrants (cost: $0)		1,720

	Principal amount
Bonds & notes — 9.36%	(000)

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 7.84%
United Mexican States Government Global 6.375% 2013	$32,880	35,576
United Mexican States Government, Series MI10, 8.00% 2013	MXN 56,068	5,092
United Mexican States Government, Series MI10, 9.50% 2014	377,000	36,103
United Mexican States Government, Series M10, 8.00% 2015	130,000	12,016
United Mexican States Government, Series M10, 7.25% 2016	277,500	25,060
United Mexican States Government Global 5.625% 2017	$14,550	16,696
United Mexican States Government 3.50% 20175	MXN125,286	11,703
United Mexican States Government Global, Series A, 5.125% 2020	$18,020	19,984
United Mexican States Government, Series M20, 10.00% 2024	MXN93,000	10,086
United Mexican States Government, Series M30, 10.00% 2036	92,500	9,930
United Mexican States Government Global 6.05% 2040	$20,580	22,792
United Mexican States Government 4.00% 20405	MXN11,390	1,031
United Mexican States Government 5.75% 2110	$8,000	7,700
Brazil (Federal Republic of) 6.00% 20155	BRL12,259	7,802
Brazil (Federal Republic of) Global 6.00% 2017	$10,925	12,842
Brazil (Federal Republic of) 6.00% 20175	BRL33,703	21,355
Brazil (Federal Republic of) 10.00% 2017	9,115	5,255
Brazil (Federal Republic of) Global 8.00% 20186	$17,137	20,830
Brazil (Federal Republic of) Global 8.875% 2019	6,100	8,479
Brazil (Federal Republic of) 6.00% 20205	BRL20,365	13,477
Brazil (Federal Republic of) Global 4.875% 2021	$18,900	20,724
Brazil (Federal Republic of) Global 12.50% 2022	BRL12,900	10,689
Brazil (Federal Republic of) Global 10.125% 2027	$11,500	18,354
Brazil (Federal Republic of) Global 7.125% 2037	11,730	15,102
Brazil (Federal Republic of) Global 11.00% 2040	20,620	28,311
Brazil (Federal Republic of) Global 5.625% 2041	11,300	12,133
Brazil (Federal Republic of) 6.00% 20455	BRL22,476	14,489
Turkey (Republic of) 10.00% 20125	TRY42,581	27,289
Turkey (Republic of) 11.50% 2012	$6,000	6,307
Turkey (Republic of) 16.00% 2012	TRY 7,500	4,634
Turkey (Republic of) 16.00% 2013	18,400	12,352
Turkey (Republic of) 4.00% 20155	44,953	28,867
Turkey (Republic of) 7.25% 2015	$10,150	11,647
Turkey (Republic of) 10.00% 2015	TRY24,587	14,933
Turkey (Republic of) 7.00% 2016	$32,750	37,951
Turkey (Republic of) 6.75% 2018	31,160	35,795
Turkey (Republic of) 7.00% 2019	3,500	4,082
Turkey (Republic of) 6.875% 2036	7,500	8,315
Turkey (Republic of) 6.75% 2040	3,000	3,255
Indonesia (Republic of) 9.50% 2015	IDR165,097,000	21,500
Indonesia (Republic of), Series 30, 10.75% 2016	199,195,000	27,544
Indonesia (Republic of) 11.50% 2019	34,424,000	5,174
Indonesia (Republic of) 5.875% 2020	$33,000	37,702
Indonesia (Republic of) 4.875% 20211	15,000	15,862
Indonesia (Republic of) 6.625% 2037	6,000	7,027
Indonesia (Republic of) 7.75% 2038	7,500	9,825
Colombia (Republic of) Global 10.00% 2012	18,725	19,535
Colombia (Republic of) Global 10.75% 2013	9,840	11,227
Colombia (Republic of) Global 8.25% 2014	3,100	3,763
Colombia (Republic of) Global 12.00% 2015	COP43,100,000	30,983
Colombia (Republic of) Global 7.375% 2017	$6,400	7,917
Colombia (Republic of) Global 11.75% 2020	2,420	3,818
Colombia (Republic of) Global 4.375% 2021	11,185	11,537
Colombia (Republic of) Global 8.125% 2024	4,375	5,939
Colombia (Republic of) Global 9.85% 2027	COP7,835,000	5,848
Colombia (Republic of) Global 7.375% 2037	$15,655	20,234
Philippines (Republic of) 8.25% 2014	13,155	15,260
Philippines (Republic of) 9.375% 2017	4,000	5,295
Philippines (Republic of) 9.875% 2019	10,800	14,985
Philippines (Republic of) 4.95% 2021	PHP1,132,000	26,697
Philippines (Republic of) 7.75% 2031	$16,070	20,891
Philippines (Republic of) 6.375% 2034	3,700	4,283
Philippines (Republic of) 6.25% 2036	PHP1,220,000	27,787
Argentina (Republic of) 0.117% 20126,7	$36,970	9,104
Argentina (Republic of) 7.00% 2015	24,470	23,954
Argentina (Republic of) 8.28% 20336,8	36,805	33,032
Argentina (Republic of) GDP-Linked 2035	213,590	40,689
Hungarian Government, Series 12/C, 6.00% 2012	HUF 499,400	2,662
Hungarian Government, Series 14/C, 5.50% 2014	1,200,000	6,236
Hungarian Government, Series 15/A, 8.00% 2015	3,327,960	18,378
Hungarian Government, Series 19/A, 6.50% 2019	750,000	3,805
Hungarian Government 6.25% 2020	$47,040	49,392
Hungarian Government 6.375% 2021	9,260	9,665
Hungarian Government 7.625% 2041	10,500	11,248
Croatian Government 6.75% 20191	25,500	26,971
Croatian Government 6.75% 2019	1,435	1,518
Croatian Government 6.625% 2020	27,365	28,494
Croatian Government 6.625% 20201	17,000	17,701
Croatian Government 6.375% 20211	11,645	11,827
South Africa (Republic of), Series R-203, 8.25% 2017	ZAR100,000	15,221
South Africa (Republic of) 6.875% 2019	$10,050	12,148
South Africa (Republic of) 5.50% 2020	22,000	24,392
South Africa (Republic of), Series R-207, 7.25% 2020	ZAR78,000	11,020
South Africa (Republic of) 6.25% 2041	$7,735	8,528
Polish Government, Series 0413, 5.25% 2013	PLN38,400	13,959
Polish Government, Series 0414, 5.75% 2014	17,855	6,574
Polish Government 3.875% 2015	$8,565	8,918
Polish Government 5.00% 2015	2,900	3,146
Polish Government, Series 0415, 5.50% 2015	PLN27,300	9,964
Polish Government, Series 1017, 5.25% 2017	25,780	9,170
Polish Government 6.375% 2019	$16,075	18,366
Peru (Republic of) 8.375% 2016	15,763	19,822
Peru (Republic of) 7.35% 2025	3,550	4,526
Peru (Republic of) 8.75% 2033	14,975	21,527
Peru (Republic of) 6.55% 20376	5,042	5,904
Russian Federation 7.50% 20301,6	26,653	31,934
Russian Federation 7.50% 20306	13,214	15,832
Panama (Republic of) Global 7.125% 2026	7,300	9,172
Panama (Republic of) Global 8.875% 2027	2,775	4,031
Panama (Republic of) Global 9.375% 2029	9,034	13,687
Panama (Republic of) Global 6.70% 20366	6,819	8,234
Venezuela (Republic of) 9.25% 2027	41,125	30,947
Venezuela (Republic of) 9.25% 2028	5,600	3,982
Chilean Government 3.875% 2020	27,550	28,294
Thai Government 3.625% 2015	THB600,000	19,995
Dominican Republic 9.50% 20116	$346	350
Dominican Republic 9.04% 20186	3,935	4,486
Dominican Republic 8.625% 20271,6	9,900	11,088
Nigeria (Republic of) 6.75% 20211	8,100	8,714
Egypt (Arab Republic of) 5.75% 20201	4,000	4,080
Egypt (Arab Republic of) 6.875% 2040	3,000	2,857
Malaysian Government, Series 1/01, 3.833% 2011	MYR 8,900	3,007
Malaysian Government, Series 204, 5.094% 2014	10,000	3,534
State of Qatar 6.40% 2040	$4,140	4,751
		1,676,507

ENERGY — 0.59%
Gazprom OJSC 5.092% 20151	11,480	12,197
Gazprom OJSC 9.25% 2019	15,000	19,312
Gazprom OJSC, Series 9, 6.51% 2022	21,150	23,160
Gazprom OJSC 6.51% 20221	10,810	11,837
Gazprom OJSC 7.288% 2037	10,600	11,859
Petrobras International 5.75% 2020	19,540	21,524
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	15,000	16,422
PTT Exploration & Production Ltd 5.692% 20211	8,400	8,771
		125,082

FINANCIALS — 0.50%
Development Bank of Kazakhstan 5.50% 20151	27,295	28,523
HSBK (Europe) BV 7.25% 20211	24,390	24,794
BBVA Bancomer SA, junior subordinated 7.25% 20201	13,680	14,586
BBVA Bancomer SA 6.50% 20211	3,550	3,692
VEB Finance Ltd. 6.902% 20201	10,830	11,778
VEB Finance Ltd. 6.80% 20251	5,000	5,237
SB Capital SA 5.40% 2017	7,000	7,306
Dubai Holding Commercial Operations MTN Ltd. 0.648% 20127	7,000	6,782
Banco de Crédito del Perú 5.375% 20201	5,000	4,963
		107,661

UTILITIES — 0.19%
Eskom Holdings Ltd. 5.75% 20211	23,400	24,862
AES Panamá, SA 6.35% 20161	10,400	11,310
Enersis SA 7.375% 2014	4,550	5,119
		41,291

MATERIALS — 0.16%
CEMEX Finance LLC 9.50% 20161	15,475	15,049
CEMEX, SAB de CV 9.00% 20181	5,205	4,919
CEMEX SA 9.25% 20201	7,574	7,025
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	3,815	4,173
Fibria Overseas Finance Ltd. 6.75% 20211	3,275	3,455
		34,621

CONSUMER STAPLES — 0.07%
BFF International Ltd. 7.25% 20201	12,500	13,969

TELECOMMUNICATION SERVICES — 0.01%
América Móvil, SAB de CV 8.46% 2036	MXN28,000	2,313

Total bonds & notes (cost: $1,820,784,000)		2,001,444

Short-term securities — 8.30%

Fannie Mae 0.12%–0.17% due 8/22/2011–5/14/2012	$448,550	448,241
Freddie Mac 0.13%–0.23% due 8/8/2011–2/14/2012	295,300	295,178
Rabobank USA Financial Corp. 0.19%–0.22% due 8/15–9/12/2011	106,580	106,572
Thunder Bay Funding, LLC 0.17%–0.18% due 9/7–10/3/20111	49,300	49,286
Old Line Funding, LLC 0.17% due 8/22–10/20/111	49,500	49,490
Toyota Motor Credit Corp. 0.11%–0.16% due 8/1–8/23/2011	86,800	86,798
Barclays U.S. Funding Corp. 0.12% due 8/1/2011	75,700	75,699
U.S. Treasury Bills 0.146%–0.166% due 9/1/2011–5/3/2012	74,255	74,214
Coca-Cola Co. 0.11%–0.24% due 8/3–10/17/20111	64,400	64,388
Westpac Banking Corp. 0.20%–0.28% due 9/6–11/7/20111	64,300	64,279
Federal Home Loan Bank 0.09%–0.14% due 12/28/2011–2/23/2012	63,600	63,544
International Bank for Reconstruction and Development 0.06%–0.09% due 10/3–11/9/2011	61,800	61,782
Caisse d’Amortissement de la Dette Sociale 0.18%–0.27% due 8/19–10/14/20111	59,700	59,692
Nordea North America, Inc. 0.26% due 11/7/2011	50,000	49,967
Svenska Handelsbanken Inc. 0.21%–0.24% due 8/3–8/4/20111	36,800	36,800
Variable Funding Capital Company LLC 0.17% due 10/25/20111	34,000	33,981
Novartis Securities Investment Ltd. 0.09%–0.18% due 8/12–11/14/20111	31,500	31,490
KfW 0.16% due 8/9/20111	30,000	29,999
Bank of Nova Scotia 0.17% due 8/12/2011	27,900	27,899
Nestlé Finance International Ltd. 0.10% due 10/20/2011	21,500	21,495
Private Export Funding Corp. 0.27% due 10/3/20111	20,000	19,996
Toronto-Dominion Holdings USA Inc. 0.10% due 8/25/20111	15,600	15,599
European Investment Bank 0.21% due 8/5/2011	5,000	5,000
Procter & Gamble Co. 0.14% due 12/16/20111	2,700	2,699

Total short-term securities (cost: $1,774,065,000)		1,774,088

Total investment securities (cost: $16,434,123,000)		21,379,321
Other assets less liabilities		(4,945)

Net assets		$21,374,376

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

 1Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,061,471,000, which represented 4.97% of the net assets of the fund.
 2Security did not produce income during the last 12 months.
 3Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $24,424,000, which represented .11% of the net assets of the fund.
 4The fund owns 5% or more of the outstanding voting shares of this company. See the table on the following page for additional information.
 5Index-linked bond whose principal amount moves with a government price index.
 6Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
 7Coupon rate may change periodically.
 8Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares.  Further details on these holdings and related transactions during the nine months ended July 31, 2011, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 7/31/2011 (000)

JSC Pharmstandard (GDR)	8,817,949	97,000	1,194,331	7,720,618	$—	$179,118
JSC Pharmstandard (GDR)	392,700	—	—	392,700	—	9,111
InterOil Corp.*	660,069	2,137,026	331,720	2,465,375	—	154,333
Heritage Oil Ltd.	16,343,000	—	554,126	15,788,874	—	66,943
					$—	$409,505

*This security was an unaffiliated issuer in its initial period of acquisition at 10/31/2010; it was not publicly disclosed.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time, or relevant local time for securities trading outside U.S. time zones, from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and asked prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of July 31, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Common stocks:
Financials	$2,485,112	$24,424	$—	$2,509,536
Consumer staples	2,373,422	—	—	2,373,422
Consumer discretionary	2,325,732	—	—	2,325,732
Industrials	1,624,389	—	—	1,624,389
Materials	1,556,504	—	—	1,556,504
Telecommunication services	1,465,727	—	—	1,465,727
Health care	1,420,466	—	—	1,420,466
Information technology	1,414,158	—	—	1,414,158
Energy	1,292,533	—	—	1,292,533
Utilities	575,397	—	—	575,397
Miscellaneous	1,044,205	—	—	1,044,205
Warrants	1,720	—	—	1,720
Bonds & notes:
Bonds & notes of governments outside the U.S.	—	1,676,507	—	1,676,507
Corporate bonds & notes	—	324,937	—	324,937
Short-term securities	—	1,774,088	—	1,774,088
Total	$17,579,365	$3,799,956	$—	$21,379,321

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended July 31, 2011 (dollars in thousands):

	Beginning value	Transfers into	Unrealized	Transfers out	Ending value
	at 11/1/2010	Level 3*	depreciation	of Level 3*	at 7/31/2011
Investment securities	$—	$8,838	$(632)	$(8,206)	$—

*Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$5,522,259
Gross unrealized depreciation on investment securities	(658,263)
Net unrealized appreciation on investment securities	4,863,996
Cost of investment securities for federal income tax purposes	16,515,325

Key to abbreviations

ADR = American Depositary Receipts	HUF = Hungarian forints	PLN = Polish zloty
GDR = Global Depositary Receipts	IDR = Indonesian rupiah	THB = Thai baht
SDR = Swedish Depositary Receipts	MXN = Mexican pesos	TRY = Turkish liras
BRL = Brazilian reais	MYR = Malaysian ringgits	ZAR = South African rand
COP = Colombian pesos	PHP = Philippine pesos

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-936-0911O-S29402

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW WORLD FUND, INC.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: September 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: September 28, 2011

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: September 28, 2011